Restructuring (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jun. 30, 2013	Jul. 01, 2012	Dec. 30, 2012
Restructuring Costs and Cash Paid [Abstract]
Severance and related costs	$ 726	$ 547	$ 920	$ 1,362
Other costs	15	200	38	515
Cash payments	(371)	(953)	(1,021)	(2,484)	(4,888)
Restructuring reserve balance			785
Restructuring reserve [RollForward]
Balance at beginning of period			848	1,326	1,326
Restructuring provision included in Integration and Reorganization			958		4,410
Cash payments	(371)	(953)	(1,021)	(2,484)	(4,888)
Balance at end of period	785		785		848
Severance and Related Costs [Member]
Restructuring Costs and Cash Paid [Abstract]
Cash payments			(942)		(3,826)
Restructuring reserve [RollForward]
Balance at beginning of period			684	900	900
Restructuring provision included in Integration and Reorganization			920		3,610
Cash payments			(942)		(3,826)
Balance at end of period	662		662		684
Other Costs [Member]
Restructuring Costs and Cash Paid [Abstract]
Cash payments			(79)		(1,062)
Restructuring reserve [RollForward]
Balance at beginning of period			164	426	426
Restructuring provision included in Integration and Reorganization			38		800
Cash payments			(79)		(1,062)
Balance at end of period	$ 123		$ 123		$ 164